BANK BORROWINGS (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
BANK BORROWINGS
Short term borrowings	$ 56,772	$ 18,201
Long term borrowings		1,865
Total	$ 56,772	$ 20,066